Stock-based compensation - Summary of Fair Value of the Company's Awards Granted Under the 2022 Plan (Details) - 2022 Plan [Member]	12 Months Ended
Mar. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividends	0
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	65.00%
Risk-free interest rate	2.50%
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	70.00%
Risk-free interest rate	2.70%